OTHER RECEIVABLES, NET - Summary of Movement of allowance for doubtful accounts (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Other Receivables [Line Items]
Charge to expense	$ 9,522	¥ 67,312	¥ 259,766	¥ 109,302
Third Party [Member]
Other Receivables [Line Items]
Beginning balance	206,757	1,461,724	901,930
Charge to expense	9,522	67,312	259,766
Add: reversal of bad debt allowance			300,028
Ending balance	$ 216,279	¥ 1,529,036	¥ 1,461,724	¥ 901,930